Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

December 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A of Deutsche Enhanced Emerging Markets Fixed Income Fund, Deutsche Enhanced Global Bond Fund, Deutsche Global Small Cap Fund (each a, “Fund,” and collectively, the “Funds”), each a series of Deutsche Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 145 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Funds and does not relate to any other series of the Corporation.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2017. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect the addition of Class T shares to each of the Funds. The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on January 29, 2016 in Post-Effective Amendment No. 138 to the Corporation’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price LLC